INCOME TAXES	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
(a)The major components of income tax expense (recovery) are as follows:

	Year ended December 31,
	2023	2022
Current income tax expense	$228	$—
Deferred income tax recovery	(8,020)	(11,833)
Income tax recovery	$(7,792)	$(11,833)
(b)The income tax expense for the year can be reconciled to the accounting profit as follows:

	December 31,		December 31,
	2023		2022
Income / (loss) before income tax	$(72,988)		$(91,030)
Canadian federal and provincial income tax rates	(19,707)	27%	(24,578)	34%

Increase / (decrease) due to:
Permanent differences	(3,888)	5	873	(1)
Impact of foreign tax rates	4,106	(6)	3,494	(5)
Other foreign exchange differences	(1,033)	1	(3,028)	4
Prior year's adjustments relating to tax provision and tax returns	438	(1)	727	(1)
Change in unrecognized deferred taxes	13,632	(19)	10,829	(15)
Other	(1,340)	2	(150)	—
Income tax recovery	$(7,792)	11%	$(11,833)	16%

(c)Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax liabilities:

	December 31, 2023	December 31, 2022
Balance at the beginning of year	$(8,020)	$(19,853)
Recognized in loss	8,020	11,833
Balance at the end of the year	$—	$(8,020)

The Company recognizes deferred taxes by taking into account the effects of local enacted tax legislation. Deferred tax assets are fully recognized when the Company concludes that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors that the Company considers are:
–Historic and expected future taxable income;
–Any tax planning that can be implemented to realize the tax assets; and
–The nature, amount and timing and reversal of taxable temporary differences.

Future income is impacted by changes in market gold and silver prices as well as forecasted future costs and expenses to produce gold and silver reserves. In addition the quantities of proven and probable gold and silver reserves, market interest rates and foreign currency exchange rates also impact future levels of taxable income. Any change in any of these factors will result in an adjustment to the recognition of deferred tax assets to reflect the Company's latest assessment of the amount of deferred tax assets that is probable will be realized.

The following is the analysis of deferred tax assets / (liabilities) presented in the consolidated statements of financial position:

	December 31, 2023	December 31, 2022
Deferred income tax assets
Unused losses	$48,086	$26,054
Financing costs	663	422
Asset retirement obligation	11,952	17,269
Other	5,883	29,109
Gross deferred tax asset	$66,584	$72,854
Offset by deferred income tax liabilities	(66,584)	(58,395)
Net deferred tax asset	$—	$14,459

Deferred income tax liabilities
Inventory	(217)	(983)
Capital assets	(46,087)	(43,559)
Other	(20,280)	(21,873)
Gross deferred tax liabilities	$(66,584)	$(66,415)
Deferred income tax liabilities used to offset deferred tax asset	66,584	58,395
Net deferred income tax assets / (liabilities)	$—	$(8,020)
(d)Deferred tax assets not recognized

The deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized in the consolidated statements of financial position are as follows:

	Year ended December 31, 2023		Year ended December 31, 2022
	Canada	United States	Canada	United States
Deferred tax assets not recognized
Loss carry forwards (i)	$57,054	$—	$25,953	$—
Other	21,841	30,399	20,710	—
Total deferred tax assets not recognized	$78,895	$30,399	$46,663	$—

Non capital loss carry‑forwards	$57,054	$—	$25,953	$—
(i) Unused operating tax losses totaled $57.1 million at December 31, 2023. Canadian tax losses will expire between 2041 and 2043.